Direxion Monthly 7-10 Year Treasury Bear 1_75X Fund Performance Management - Direxion Monthly 7-10 Year Treasury Bear 1_75X Fund	Aug. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]	The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year. The bar chart shows changes in the Fund’s performance from calendar year to calendar year. The table shows how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare with those of at least one broad-based market index for the same periods. The Bloomberg U.S. Aggregate Bond Index is included in the table as the Fund's primary benchmark for regulatory reasons. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.direxion.com/mutual-funds?producttab=performance or by calling the Fund toll-free at (800) 851-0511.The performance shown prior to May 2, 2016 reflects the Fund’s previous monthly inverse leveraged investment objective, before fees and expenses, of -200% of the NYSE 7-10 Year Treasury Bond Index. As of May 2, 2016, the Fund began to seek a monthly inverse leveraged investment objective, before fees and expenses, of -200% of the ICE U.S. Treasury 7-10 Year Bond Index.The performance noted below, and prior to August 1, 2022, reflects the Fund’s previous monthly inverse leveraged investment objective, before fees and expenses, of -200% of the Index. If the Fund had continued to seek either of its previous investment objectives, the calendar year performance of the Fund would have varied from that shown.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year.
Bar Chart [Heading]	Total Return for the Calendar Years Ended December 31
Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In addition, the "Return After Taxes on Distributions and Sale of Fund Shares" is higher than the "Returns After Taxes on Distributions" for the ten year period because the calculation recognizes a capital loss upon the redemption of Fund shares.
Performance Table Closing [Text Block]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.In addition, the "Return After Taxes on Distributions and Sale of Fund Shares" is higher than the "Returns After Taxes on Distributions" for the ten year period because the calculation recognizes a capital loss upon the redemption of Fund shares.Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time.
Performance Availability Website Address [Text]	www.direxion.com/mutual-funds?producttab=performance
Performance Availability Phone [Text]	(800) 851-0511
Investor Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-Date
Bar Chart, Year to Date Return	(4.09%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.15%
Highest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.15%)
Lowest Quarterly Return, Date	Mar. 31, 2020